SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

As of June 30, 2017, 11 of the 14 vessels agreed acquired from Quintana were delivered to us. The three remaining vessels were delivered in July 2017 and as a result all vessels have been delivered at the date of this report. For the remaining three vessels delivered in July, we issued 2,850,000 consideration shares, assumed $43.3 million in bank debt and paid $2.9 million in installments on the bank debt.